February 19, 2013

Securities and Exchange Commission

Division of Investment Management

Office of Disclosure and Review

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Davis Series, Inc. Post-Effective Amendment No. 62 under the Securities Act of 1933, File No. 2-57209, and Amendment No. 58 under the Investment Company Act of 1940, File No. 811-2679.

Dear Sir or Madam:

On behalf of Davis Series, Inc. (the “Company”), attached for filing pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. 62 to the Company’s Registration Statement on Form N-1A.

Reason for 485(a) Filing

(1) This Post-Effective Amendment reflects the board of directors’ intention to cease selling Class B Shares as of May 1, 2013.

(2) This Post-Effective Amendment reflects SEC comments concerning the registration statement of other Davis Fund (Davis Global Fund and Davis International Fund) filed earlier this year.

Requested Effective Date

The Registrant requests an effective date of May 1, 2013.

Questions regarding this filing should be directed to me at (520) 434-3771, or in my absence to Ryan Charles at (520)434-3778.

Very truly yours,

Thomas Tays